Subsequent Events - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 20, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Restructuring charges		$ 5,000,000	$ 63,000,000
Severance Charges
Subsequent Event [Line Items]
Restructuring charges			13,000,000
Other Restructuring Charges
Subsequent Event [Line Items]
Restructuring charges			$ 50,000,000
Subsequent Event | Two-Year Strategic Transformation Restructuring Program
Subsequent Event [Line Items]
Restructuring activities, Description	On February 20, 2023, the Company approved a two-year strategic transformation restructuring program (the “Program”) intended to accelerate the Company’s back-office infrastructure into the cloud and transform its operating model leveraging technology in order to reduce its overall future costs. The Program includes process and system optimization, third party costs associated with technology infrastructure transformation, and elimination of full-time positions.
Restructuring activities, initiation date	Feb. 20, 2023
Restructuring charges	$ 140,000,000
Restructuring activities estimated annual savings	$ 100,000,000
Restructuring activities estimated completion period	2 years
Subsequent Event | Maximum | Two-Year Strategic Transformation Restructuring Program | Severance Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	$ 30,000,000
Subsequent Event | Maximum | Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	120,000,000
Subsequent Event | Minimum | Two-Year Strategic Transformation Restructuring Program | Severance Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	20,000,000
Subsequent Event | Minimum | Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	$ 100,000,000